OPERATING SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2022
OPERATING SEGMENT INFORMATION
Schedule of information by business segment

	3/31/2022
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	43,612	5,441,185	3,824,629	(128,108)	9,181,318
Operating Costs	(31,824)	(3,104,043)	(684,043)	125,033	(3,694,877)
Operating Expenses	(2,683,891)	(200,179)	(171,868)	3,075	(3,052,863)
Operating Result Before the Financial Result	(2,672,103)	2,136,963	2,968,718	—	2,433,578
Financial Result					478,188
Result of corporate interests					552,441
Other income and expenses					121,033
Current and deferred income and social contribution tax					(868,866)
Net profit in the period					2,716,374

	3/31/2021
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	66,753	4,921,246	3,465,642	(245,215)	8,208,426
Operating Costs	(119,357)	(2,486,582)	(574,619)	241,951	(2,938,607)
Operating Expenses	(1,960,292)	(179,085)	(163,505)	3,264	(2,299,618)
Operating Result Before the Financial Result	(2,012,896)	2,255,579	2,727,518	—	2,970,201
Financial Result					(583,771)
Result of corporate interests					430,075
Current and deferred income and social contribution tax					(1,207,366)
Net profit in the period					1,609,139

Schedule of revenue from external customers by segment

	3/31/2022				3/31/2021
	Generation	Transmission	Administration	Total	Generation	Transmission	Administration	Total
Power supply for ditribuition companies	4,032,895	—	—	4,032,895	3,622,603	—	—	3,622,603
Provision	937,006	—	—	937,006	719,307	—	—	719,307
CCEE	483,021	—	—	483,021	464,687	—	—	464,687
O&M recipe	1,081,804	1,516,844	—	2,598,648	1,034,066	1,341,855	—	2,375,921
Construction revenue	3,418	147,442	—	150,860	8,790	119,655	—	128,445
Transfer Itaipu	3,931	—	—	3,931	(3,552)	—	—	(3,552)
Contractual revenue	—	2,570,948	—	2,570,948	—	2,339,732	—	2,339,732
Other operating revenues	111,686	16,195	74,383	202,264	90,635	11,456	71,366	173,457
Deductions operating incomes	(1,269,240)	(495,169)	(33,846)	(1,798,255)	(1,067,670)	(536,628)	(7,876)	(1,612,174)
Total net operating income	5,384,521	3,756,260	40,537	9,181,318	4,868,866	3,276,070	63,490	8,208,426

Schedule of intersegment revenue

	3/31/2022			3/31/2021
	Administration	Generation	Total	Administration	Generation	Total
Powe supply (sale) for the generation segment	—	56,664	56,664	—	52,380	52,380
Generation segment interest income	15,477	—	15,477	54,587	—	54,587
Transmission segment interest income	114,421	—	114,421	71,962	—	71,962
Total	129,898	56,664	186,562	126,549	52,380	178,929

Schedule of non-current assets by segment

	3/31/2022				3/31/2021
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Fixed asset	1,740,810	30,565,660	893,391	33,199,861	6,474,258	26,014,963	—	32,489,221
Intangible asset	529,564	4,269,556	2,092	4,801,212	—	430,265		430,265
Contractual Asset	—	—	52,934,098	52,934,098	—	—	41,507,373	41,507,373
Total	2,270,374	34,835,216	53,829,581	90,935,171	6,474,258	26,445,228	41,507,373	74,426,859

Schedule of items that do not affect cash by segment

	3/31/2022			3/31/2021
	Administration	Generation	Total	Administration	Generation	Total
Depreciation and amortization	36,661	608,483	645,144	37,895	420,205	458,100